DBX ETF Trust

Schedule 0f Investments

Xtrackers International Real Estate ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Australia - 9.1%
Abacus Property Group REIT	100,572	$206,771
ALE Property Group REIT(a)	34,346	127,257
Arena REIT	83,423	158,558
Aventus Group REIT(a)	119,146	209,712
BWP Trust REIT	140,354	421,423
Centuria Industrial REIT	118,085	272,469
Centuria Office REIT	115,004	172,654
Charter Hall Group REIT	130,656	1,208,800
Charter Hall Long Wale REIT	121,729	445,622
Charter Hall Retail REIT	134,554	341,317
Charter Hall Social Infrastructure REIT	96,583	194,998
Cromwell Property Group REIT(a)	563,408	375,002
Dexus REIT	303,387	1,981,187
GDI Property Group REIT	156,510	124,428
Goodman Group REIT	466,169	6,312,472
GPT Group REIT	466,829	1,322,283
Growthpoint Properties Australia Ltd. REIT	87,622	217,083
Ingenia Communities Group REIT	88,169	307,118
Mirvac Group REIT	1,125,948	1,756,987
National Storage REIT	266,963	375,122
REA Group Ltd.	14,160	1,195,592
Scentre Group REIT	1,461,146	2,442,136
Shopping Centres Australasia Property Group REIT	269,950	449,194
Stockland REIT	678,259	1,986,362
US Masters Residential Property Fund REIT*	113,306	20,111
Vicinity Centres REIT	1,077,200	1,151,150
Waypoint REIT(a)	189,211	373,616

(Cost $23,501,472)		24,149,424

Austria - 0.5%
CA Immobilien Anlagen AG	17,336	542,168
IMMOFINANZ AG*	24,638	409,575
S IMMO AG*	11,864	215,385
UBM Development AG	782	30,769

(Cost $1,460,617)		1,197,897

Belgium - 2.0%
Aedifica SA REIT	7,847	926,262
Ascencio REIT	1,736	96,853
Befimmo SA REIT	5,824	280,002
Care Property Invest NV REIT	6,940	210,817
Cofinimmo SA REIT	7,177	1,054,034
Immobel SA	825	65,120
Intervest Offices & Warehouses NV REIT	7,101	188,957
Montea C.V.A REIT	3,513	417,617
Retail Estates NV REIT	3,113	216,678
VGP NV	2,386	345,849
Warehouses De Pauw CVA REIT	36,585	1,295,114
Xior Student Housing NV REIT	4,322	265,681

(Cost $4,594,593)		5,362,984

Brazil - 0.6%
Aliansce Sonae Shopping Centers SA*	37,234	179,318
BR Malls Participacoes SA*	237,692	402,082
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,224	374,551
Ez Tec Empreendimentos e Participacoes SA	42,685	302,209
Iguatemi Empresa de Shopping Centers SA	21,766	130,773
Multiplan Empreendimentos Imobiliarios SA	87,945	333,767

(Cost $2,594,370)		1,722,700

Canada - 5.5%
Allied Properties Real Estate Investment Trust REIT	34,287	968,388
Altus Group Ltd.	11,368	467,737
American Hotel Income Properties REIT LP(a)	31,903	61,458
Artis Real Estate Investment Trust REIT	34,275	230,175
Boardwalk Real Estate Investment Trust REIT	9,110	211,433
Canadian Apartment Properties REIT	47,417	1,637,642
Chartwell Retirement Residences	60,877	487,782
Choice Properties Real Estate Investment Trust REIT	63,728	620,675
Colliers International Group, Inc.	10,762	683,161
Cominar Real Estate Investment Trust REIT(a)	49,073	265,147
Crombie Real Estate Investment Trust REIT(a)	26,542	268,689
CT Real Estate Investment Trust REIT(a)	18,402	200,128
Dream Industrial Real Estate Investment Trust REIT(a)	36,906	316,673
Dream Office Real Estate Investment Trust REIT	11,005	160,985
DREAM Unlimited Corp., Class A	8,405	123,596
First Capital Real Estate Investment Trust REIT(a)	54,125	568,272
FirstService Corp.	9,662	1,210,281
Granite Real Estate Investment Trust REIT	15,557	925,486
H&R Real Estate Investment Trust REIT	79,028	611,384
InterRent Real Estate Investment Trust REIT(a)	35,547	339,660
Killam Apartment Real Estate Investment Trust REIT(a)	27,733	369,504
Minto Apartment Real Estate Investment Trust REIT	12,038	161,591
Morguard Corp.	1,295	119,248
Morguard North American Residential Real Estate Investment Trust REIT	8,207	95,112
Northview Apartment Real Estate Investment Trust REIT(a)	16,835	443,050
NorthWest Healthcare Properties Real Estate Investment Trust REIT(a)	34,402	312,085
RioCan Real Estate Investment Trust REIT(a)	86,801	1,013,272
SmartCentres Real Estate Investment Trust REIT	35,671	562,326
Summit Industrial Income REIT	36,708	334,413
Tricon Residential, Inc.	55,498	469,387

True North Commercial Real Estate Investment Trust REIT	21,737	96,928
WPT Industrial Real Estate Investment Trust REIT	18,935	255,244

(Cost $15,961,041)		14,590,912

Chile - 0.2%
Parque Arauco SA	176,333	273,968
Plaza SA	89,413	142,956

(Cost $551,343)		416,924

China - 1.5%
A-Living Services Co. Ltd., Class H, 144A	123,263	636,184
China Vanke Co. Ltd., Class H	406,433	1,263,851
Colour Life Services Group Co. Ltd.*	134,273	69,474
Guangzhou R&F Properties Co. Ltd., Class H	361,475	459,881
Midea Real Estate Holding Ltd., 144A	61,421	156,601
Poly Property Services Co. Ltd.	37,528	328,545
Powerlong Real Estate Holdings Ltd.	383,080	277,295
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	91,332	94,803
Shanghai Lingang Holdings Corp. Ltd., Class B	34,255	48,128
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	306,552	263,328
Shanghai Shibei Hi-Tech Co. Ltd., Class B	120,865	50,401
Shenzhen Wongtee International Enterprise Co. Ltd., Class B*	188,929	38,760
Zhenro Properties Group Ltd.(a)	554,220	323,944

(Cost $4,228,232)		4,011,195

Denmark - 0.0%
Jeudan A/S*
(Cost $86,610)	2,598	95,996

Egypt - 0.1%
Arab Co. for Asset Management & Development	41,469	12,872
Cairo Investment & Real Estate Development Co. SAE	63,401	52,041
Emaar Misr for Development SAE*	226,940	36,368
Heliopolis Housing	135,100	55,745
Medinet Nasr Housing	185,249	38,920
Palm Hills Developments SAE*	635,916	61,706
Six of October Development & Investment	27,740	21,334
Talaat Moustafa Group	229,505	100,055

(Cost $383,988)		379,041

Finland - 0.6%
Adapteo OYJ*	11,395	107,807
Citycon OYJ(a)	24,836	199,602
Kojamo OYJ	54,798	1,330,375

(Cost $1,247,849)		1,637,784

France - 3.0%
Altarea SCA REIT	1,190	176,759
ARGAN SA REIT	3,835	408,196
Carmila SA REIT	23,591	263,798
Covivio REIT	15,216	1,130,070
Covivio Hotels SACA REIT(a)	20,581	354,439
Gecina SA REIT	13,498	1,859,667
ICADE REIT	8,642	560,696
Klepierre SA REIT(a)	58,559	965,764
Mercialys SA REIT	19,123	122,927
Nexity SA	11,503	395,927
Unibail-Rodamco-Westfield REIT(a)	39,237	1,837,603

(Cost $12,477,264)		8,075,846

Germany - 8.2%
ADO Properties SA, 144A*	20,648	636,117
alstria office REIT-AG REIT*	50,826	761,641
Deutsche EuroShop AG*	12,824	191,404
Deutsche Wohnen SE	94,243	5,031,373
Hamborner REIT AG REIT*	19,268	201,309
Instone Real Estate Group AG, 144A*	11,023	331,552
LEG Immobilien AG	19,200	2,830,327
PATRIZIA AG	12,425	367,034
TAG Immobilien AG*	41,065	1,229,757
Vonovia SE	142,288	10,210,164

(Cost $16,596,570)		21,790,678

Greece - 0.1%
LAMDA Development SA*
(Cost $130,616)	19,112	129,142

Guernsey - 0.1%
UK Commercial Property REIT Ltd. REIT
(Cost $200,390)	200,905	178,617

Hong Kong - 14.5%
Asia Standard International Group Ltd.	35,571	4,131
C C Land Holdings Ltd.	604,883	135,023
Champion REIT	698,474	369,508
China Jinmao Holdings Group Ltd.	1,626,193	1,017,662
China Motor Bus Co. Ltd.	5,438	67,816
China Oceanwide Holdings Ltd.*	392,859	9,124
China Overseas Grand Oceans Group Ltd.	513,916	334,868
China Overseas Land & Investment Ltd.	1,048,810	3,038,107
China Overseas Property Holdings Ltd.	371,042	334,649
China Resources Land Ltd.	806,539	3,730,821
China Shandong Hi-Speed Financial Group Ltd.*(a)	1,414,138	83,934
Chinese Estates Holdings Ltd.	121,771	79,346
Chuang’s Consortium International Ltd.	87,348	10,707
CK Asset Holdings Ltd.	735,035	3,992,823
CSI Properties Ltd.	693,200	21,556
Emperor International Holdings Ltd.	294,765	44,499
ESR Cayman Ltd., 144A*	329,721	984,889
Far East Consortium International Ltd.	327,168	105,114
Fullshare Holdings Ltd.*	2,459,752	56,811
Gemdale Properties & Investment Corp. Ltd.	1,466,356	261,101
Hang Lung Group Ltd.	238,053	614,318
Hang Lung Properties Ltd.	524,531	1,478,810
Henderson Land Development Co. Ltd.	364,698	1,437,588

HKR International Ltd.	182,492	72,289
Hong Kong Ferry Holdings Co. Ltd.	74,127	58,057
Hongkong Land Holdings Ltd.	322,387	1,234,742
Hysan Development Co. Ltd.	170,302	538,364
Joy City Property Ltd.	1,094,515	76,262
K Wah International Holdings Ltd.	348,666	165,557
Kerry Properties Ltd.	164,776	428,409
Kowloon Development Co. Ltd.	86,700	107,953
Lai Sun Development Co. Ltd.	45,314	47,360
Landing International Development Ltd.*	162,336	5,174
Langham Hospitality Investments and Langham Hospitality Investments Ltd.(b)	431,953	54,063
Link REIT	581,319	4,627,960
New World Development Co. Ltd.	399,010	2,072,238
Poly Property Group Co. Ltd.	531,805	167,430
Prosperity REIT	384,074	117,450
Regal Real Estate Investment Trust REIT	103,988	16,638
SEA Holdings Ltd.	70,522	77,254
Shenzhen Investment Ltd.	700,158	237,597
Sino Land Co. Ltd.	897,345	1,045,531
Sun Hung Kai Properties Ltd.	435,597	5,856,559
Suncity Group Holdings Ltd.*	297,288	32,222
Sunlight Real Estate Investment Trust REIT	254,299	122,389
Swire Properties Ltd.	291,250	789,178
TAI Cheung Holdings Ltd.	103,702	65,833
Wang On Properties Ltd.	974,745	14,715
Wharf Real Estate Investment Co. Ltd.(a)	488,621	2,033,255
Yuexiu Property Co. Ltd.	1,718,163	328,107

(Cost $43,013,084)		38,605,791

India - 0.6%
Brigade Enterprises Ltd.	35,408	84,013
DLF Ltd.	273,083	587,477
Godrej Properties Ltd.*	29,613	367,409
Indiabulls Real Estate Ltd.*	77,152	66,086
Oberoi Realty Ltd.*	29,481	156,161
Omaxe Ltd.	16,324	15,746
Prestige Estates Projects Ltd.	45,518	153,298
Sobha Ltd.	10,631	37,819
Sunteck Realty Ltd.	27,309	97,520

(Cost $1,755,260)		1,565,529

Indonesia - 0.3%
Ayana Land International PT*(c)	507,804	3,627
PT Alam Sutera Realty Tbk*	3,793,674	32,564
PT Bumi Serpong Damai Tbk*	2,291,928	121,974
PT Ciputra Development Tbk	2,479,574	131,109
PT City Retail Developments Tbk*	2,239,119	21,065
PT Jaya Real Property Tbk	967,764	28,709
PT Jaya Sukses Makmur Sentosa Tbk*	458,177	13,403
PT Kawasan Industri Jababeka Tbk*	3,991,346	39,468
PT Lippo Cikarang Tbk*	363,535	22,467
PT Lippo Karawaci Tbk*	10,886,212	117,365
PT Pakuwon Jati Tbk*	4,144,134	116,107
PT Pollux Properti Indonesia Tbk*	329,985	82,255
PT PP Properti Tbk	7,045,501	24,191
PT Puradelta Lestari Tbk	2,622,388	40,698
PT Sanurhasta Mitra Tbk*	399,745	1,372
PT Sitara Propertindo Tbk*	1,396,701	4,795
PT Summarecon Agung Tbk*	2,651,835	117,455

(Cost $1,403,476)		918,624

Ireland - 0.1%
Hibernia REIT PLC REIT
(Cost $269,492)	194,058	276,644

Israel - 1.4%
AFI Properties Ltd.*	8,408	229,311
Airport City Ltd.*	20,317	236,948
Alony Hetz Properties & Investments Ltd.	38,718	455,132
Alrov Properties and Lodgings Ltd.	1,692	50,834
Amot Investments Ltd.	42,957	220,696
Arad Investment & Industrial Development Ltd.(a)	1,686	125,856
Ashtrom Properties Ltd.	12,327	50,386
Azrieli Group Ltd.	10,162	548,765
Bayside Land Corp.	391	236,216
Big Shopping Centers Ltd.	1,565	129,057
Blue Square Real Estate Ltd.	1,519	66,257
Gazit-Globe Ltd.	24,996	130,060
Israel Canada T.R Ltd.	25,407	32,974
Isras Investment Co. Ltd.	435	67,228
Melisron Ltd.	5,429	218,018
Menivim- The New REIT Ltd. REIT	125,822	66,595
Mivne Real Estate KD Ltd.*	181,233	375,795
Norstar Holdings, Inc.	3,470	19,712
Property & Building Corp. Ltd.	651	42,633
Reit 1 Ltd. REIT	54,187	218,251
Sella Capital Real Estate Ltd. REIT	56,661	104,134
Summit Real Estate Holdings Ltd.	11,026	108,558
Villar International Ltd.*	1,302	46,653

(Cost $4,340,524)		3,780,069

Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT
(Cost $91,994)	15,728	57,840

Japan - 20.8%
Activia Properties, Inc. REIT	196	738,385
Advance Residence Investment Corp. REIT	389	1,151,832
Aeon Mall Co. Ltd.(a)	27,500	363,831
AEON REIT Investment Corp. REIT	418	456,057
Comforia Residential REIT, Inc. REIT	176	542,713
Daibiru Corp.	15,600	175,499
Daito Trust Construction Co. Ltd.	19,500	1,728,695
Daiwa House REIT Investment Corp. REIT(a)	521	1,360,903
Daiwa Office Investment Corp. REIT	84	486,360
Daiwa Securities Living Investments Corp. REIT	590	588,637
Frontier Real Estate Investment Corp. REIT	144	480,702

Fukuoka REIT Corp. REIT(a)	214	275,459
Global One Real Estate Investment Corp. REIT	267	267,390
GLP J REIT	1,071	1,652,276
Goldcrest Co. Ltd.	4,700	65,285
Hankyu Hanshin REIT, Inc. REIT	197	221,438
Heiwa Real Estate Co. Ltd.	9,800	260,422
Heiwa Real Estate REIT, Inc. REIT	231	258,784
Hoshino Resorts REIT, Inc. REIT	59	267,335
Hulic Co. Ltd.	153,400	1,397,373
Hulic Reit, Inc. REIT(a)	339	442,751
Ichigo Office REIT Investment Corp. REIT	434	310,219
Industrial & Infrastructure Fund Investment Corp. REIT	530	925,607
Invesco Office J-Reit, Inc. REIT	2,581	361,673
Invincible Investment Corp. REIT	1,673	500,109
Japan Excellent, Inc. REIT	340	403,018
Japan Hotel REIT Investment Corp. REIT	1,246	578,087
Japan Logistics Fund, Inc. REIT	251	674,572
Japan Prime Realty Investment Corp. REIT	256	773,709
Japan Real Estate Investment Corp. REIT	388	2,173,341
Japan Retail Fund Investment Corp. REIT(a)	719	1,084,144
Kenedix Office Investment Corp. REIT	125	741,431
Kenedix Residential Next Investment Corp. REIT	201	358,235
Kenedix Retail REIT Corp. REIT	155	318,346
LaSalle Logiport REIT	388	651,271
Leopalace21 Corp.*	65,200	112,514
LIFULL Co. Ltd.	21,700	94,948
MCUBS MidCity Investment Corp. REIT	504	390,197
Mirai Corp. REIT	441	156,156
Mitsubishi Estate Co. Ltd.	390,400	6,116,739
Mitsubishi Estate Logistics REIT Investment Corp. REIT(a)	81	331,501
Mitsui Fudosan Co. Ltd.	275,200	4,982,639
Mitsui Fudosan Logistics Park, Inc. REIT	108	539,771
Mori Hills REIT Investment Corp. REIT	440	548,107
Mori Trust Sogo Reit, Inc. REIT	267	349,974
Nippon Accommodations Fund, Inc. REIT(a)	141	868,245
Nippon Building Fund, Inc. REIT	396	2,386,195
Nippon Prologis REIT, Inc. REIT	565	1,848,791
NIPPON REIT Investment Corp. REIT	132	463,049
Nomura Real Estate Holdings, Inc.	36,100	690,715
Nomura Real Estate Master Fund, Inc. REIT(a)	1,315	1,685,214
Open House Co. Ltd.	19,100	678,122
Orix JREIT, Inc. REIT(a)	776	1,153,993
Premier Investment Corp. REIT	377	445,098
Relo Group, Inc.	32,300	734,056
Sekisui House Reit, Inc. REIT	1,181	834,145
Starts Corp., Inc.	9,400	196,784
Sumitomo Realty & Development Co. Ltd.	133,400	3,938,662
Takara Leben Co. Ltd.	23,000	75,044
TOC Co. Ltd.	17,200	110,617
Tokyo Tatemono Co. Ltd.	58,200	708,531
Tokyu Fudosan Holdings Corp.	168,100	722,840
Tokyu REIT, Inc. REIT	255	345,306
United Urban Investment Corp. REIT	878	976,981

(Cost $60,047,585)		55,520,823

Jersey Island - 0.0%
Atrium European Real Estate Ltd.*
(Cost $146,757)	41,830	121,315

Luxembourg - 1.1%
Aroundtown SA*	342,601	1,877,400
Grand City Properties SA	29,284	752,978
Shurgard Self Storage SA	7,078	311,933

(Cost $3,467,838)		2,942,311

Malaysia - 0.6%
Axis Real Estate Investment Trust REIT	290,039	151,095
Capitaland Malaysia Mall Trust REIT	158,700	25,907
Eastern & Oriental Bhd	117,000	11,656
Eco World Development Group Bhd*	200,600	20,226
Eco World International Bhd*	344,000	35,924
IGB Bhd	95,200	60,336
IGB Real Estate Investment Trust REIT	406,500	180,536
IOI Properties Group Bhd	253,025	55,276
KLCCP Stapled Group(b)	60,700	113,662
KSL Holdings Bhd*	195,700	26,544
Land & General Bhd	1,251,300	31,542
LBS Bina Group Bhd*	64,169	7,394
Mah Sing Group Bhd	369,900	67,489
Malton Bhd	272,900	26,533
Matrix Concepts Holdings Bhd	178,996	75,629
MKH Bhd	19,200	5,762
MRCB-QUILL REIT	229,000	43,431
Paramount Corp. Bhd	200,640	37,329
Pavilion Real Estate Investment Trust REIT	158,300	58,904
Sime Darby Property Bhd	467,846	73,566
SP Setia Bhd Group	421,205	80,388
Sunway Bhd	423,361	142,289
Sunway Real Estate Investment Trust REIT	325,400	124,989
Tropicana Corp. Bhd*	29,561	6,387
UEM Sunrise Bhd*	159,900	15,547
UOA Development Bhd	102,000	39,424
YNH Property Bhd*	128,800	83,486
YTL Hospitality REIT	258,700	48,753

(Cost $1,823,177)		1,650,004

Mexico - 0.8%
CFE Capital S de RL de CV REIT	235,783	265,991
Corp. Inmobiliaria Vesta SAB de CV	148,745	222,241
Fibra Uno Administracion SA de CV REIT	1,179,133	920,204
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	212,736	247,184
PLA Administradora Industrial S de RL de CV REIT	237,333	306,670

Prologis Property Mexico SA de CV REIT	149,738	297,205

(Cost $2,752,948)		2,259,495

New Zealand - 0.7%
Argosy Property Ltd.	257,627	238,558
Goodman Property Trust REIT	300,894	473,862
Kiwi Property Group Ltd.	432,955	304,340
Precinct Properties New Zealand Ltd.	302,285	340,184
Property for Industry Ltd.(a)	139,318	244,829
Vital Healthcare Property Trust REIT(a)	111,917	218,613

(Cost $1,699,510)		1,820,386

Norway - 0.3%
Entra ASA, 144A	48,800	671,436
Norwegian Property ASA	14,621	18,786
Olav Thon Eiendomsselskap ASA*	7,517	133,830
Selvaag Bolig ASA	13,190	80,860

(Cost $879,910)		904,912

Philippines - 2.2%
8990 Holdings, Inc.*	332,200	53,442
Ayala Corp.	82,045	1,241,209
Ayala Land, Inc.	2,180,996	1,295,508
Belle Corp.	932,000	25,566
DoubleDragon Properties Corp.*	227,370	70,342
Filinvest Land, Inc.	2,891,000	56,049
GT Capital Holdings, Inc.	24,081	198,668
Megaworld Corp.*	3,382,600	203,019
Robinsons Land Corp.	533,761	160,948
SM Prime Holdings, Inc.	4,060,757	2,445,583
Vista Land & Lifescapes, Inc.	1,042,700	64,947

(Cost $6,962,277)		5,815,281

Poland - 0.1%
Atal SA*	1,707	14,750
Develia SA*	137,524	69,726
Dom Development SA*	2,639	84,525
Echo Investment SA	55,745	64,884
Globe Trade Centre SA*	55,097	99,124
MLP Group SA	2,476	51,294

(Cost $374,113)		384,303

Romania - 0.2%
NEPI Rockcastle PLC
(Cost $684,210)	94,364	441,651

Russia - 0.2%
LSR Group PJSC	14,069	148,723
PIK Group PJSC*	74,777	508,907

(Cost $577,484)		657,630

Singapore - 6.4%
AIMS APAC REIT	123,900	109,356
ARA LOGOS Logistics Trust REIT	303,600	142,913
Ascendas India Trust	239,500	236,047
Ascendas Real Estate Investment Trust REIT	827,974	2,021,825
Ascott Residence Trust	495,496	327,998
Bukit Sembawang Estates Ltd.	44,500	121,429
CapitaLand Commercial Trust REIT	754,520	932,328
CapitaLand Ltd.	704,251	1,434,816
CapitaLand Mall Trust REIT	720,701	1,038,963
CapitaLand Retail China Trust REIT	215,041	181,890
CDL Hospitality Trusts(b)	217,100	169,260
Chip Eng Seng Corp. Ltd.	129,900	42,994
City Developments Ltd.	128,698	760,110
Cromwell European Real Estate Investment Trust REIT	341,600	181,799
ESR REIT	665,785	198,325
Far East Hospitality Trust(b)	260,200	105,259
First Real Estate Investment Trust REIT	202,400	73,689
Frasers Centrepoint Trust REIT	214,300	397,202
Frasers Hospitality Trust(b)	217,000	70,226
Frasers Logistics & Commercial Trust REIT	806,078	794,458
Frasers Property Ltd.	108,500	93,369
GuocoLand Ltd.	86,800	93,210
Ho Bee Land Ltd.	65,000	104,222
Keppel REIT	492,200	380,119
Keppel DC REIT	352,255	753,944
Keppel Pacific Oak US REIT	238,465	172,887
Lippo Malls Indonesia Retail Trust REIT	499,000	42,941
Manulife US Real Estate Investment Trust REIT	459,026	341,974
Mapletree Commercial Trust REIT	617,970	872,685
Mapletree Industrial Trust REIT	432,088	969,306
Mapletree Logistics Trust REIT	725,700	1,104,883
Mapletree North Asia Commercial Trust REIT	593,300	410,196
OUE Commercial Real Estate Investment Trust REIT	673,139	185,663
Parkway Life Real Estate Investment Trust REIT	59,400	164,272
Prime US REIT	142,800	112,098
Soilbuild Business Space REIT	280,636	88,757
SPH REIT	260,300	166,564
Starhill Global REIT	412,300	134,947
Suntec Real Estate Investment Trust REIT	595,000	612,680
United Industrial Corp. Ltd.	37,200	57,458
UOL Group Ltd.	130,017	628,282
Wing Tai Holdings Ltd.	148,200	187,485
Yanlord Land Group Ltd.	171,300	152,451

(Cost $17,382,080)		17,171,280

South Africa - 0.6%
Attacq Ltd. REIT	194,287	45,300
Equites Property Fund Ltd. REIT	132,263	134,283
Fortress REIT Ltd., Class A REIT	286,222	212,877
Fortress REIT Ltd., Class B REIT	390,282	43,080
Growthpoint Properties Ltd. REIT	759,640	547,492
Hyprop Investments Ltd. REIT	61,899	68,142
Redefine Properties Ltd. REIT	1,411,985	205,865
Resilient REIT Ltd. REIT	74,144	171,385
SA Corporate Real Estate Ltd. REIT	587,682	36,771
Vukile Property Fund Ltd. REIT	241,118	70,878

(Cost $3,066,824)		1,536,073

South Korea - 0.1%
Korea Asset In Trust Co. Ltd.	9,300	27,949
Korea Real Estate Investment & Trust Co. Ltd.	39,059	55,733
LOTTE Reit Co. Ltd. REIT	21,544	92,132
Shinhan Alpha REIT Co. Ltd. REIT	9,070	50,469
SK D&D Co. Ltd.	2,272	79,087

(Cost $258,570)		305,370

Spain - 0.8%
Aedas Homes SA, 144A*	4,974	113,025
Inmobiliaria Colonial Socimi SA REIT	75,899	669,439
Lar Espana Real Estate Socimi SA REIT	20,155	103,287
Merlin Properties Socimi SA REIT	102,718	923,799
Neinor Homes SA, 144A*	15,231	204,743

(Cost $2,467,702)		2,014,293

Sweden - 4.0%
Atrium Ljungberg AB, Class B	12,522	179,447
Castellum AB	65,544	1,345,085
Catena AB	7,568	309,741
Corem Property Group AB, Class B	44,235	83,342
Dios Fastigheter AB	26,496	171,419
Fabege AB	78,497	958,807
Fastighets AB Balder, Class B*	27,316	1,091,379
FastPartner AB, Class A	15,383	117,714
Heba Fastighets AB, Class B	11,013	118,494
Hufvudstaden AB, Class A	31,750	394,622
JM AB	15,240	466,656
Klovern AB, Class B	143,859	221,836
Kungsleden AB	50,614	401,393
L E Lundbergforetagen AB, Class B*	20,896	956,982
Nyfosa AB*	50,683	366,683
Pandox AB*	28,593	326,542
Platzer Fastigheter Holding AB, Class B	18,580	165,228
Sagax AB, Class B	40,925	643,416
Sagax AB, Class D	29,123	103,662
Samhallsbyggnadsbolaget i Norden AB(a)	270,577	754,169
Samhallsbyggnadsbolaget i Norden AB, Class D	28,996	98,671
Wallenstam AB, Class B	58,443	767,725
Wihlborgs Fastigheter AB	39,849	638,974

(Cost $10,130,280)		10,681,987

Switzerland - 1.8%
Allreal Holding AG	4,043	840,524
Mobimo Holding AG*	1,869	551,080
PSP Swiss Property AG	11,537	1,382,467
Swiss Prime Site AG	21,164	1,912,034

(Cost $4,726,317)		4,686,105

Taiwan - 1.2%
Cathay No. 1 REIT	367,499	225,699
Cathay No. 2 REIT	174,043	108,846
Cathay Real Estate Development Co. Ltd.	157,754	104,841
Chong Hong Construction Co. Ltd.	66,111	188,815
Farglory Land Development Co. Ltd.	64,928	106,216
Fubon No. 1 REIT	178,358	104,918
Fubon No. 2 REIT	206,796	107,481
Highwealth Construction Corp.	265,920	420,520
Hong Pu Real Estate Development Co. Ltd.	72,132	59,247
Huaku Development Co. Ltd.	69,005	210,720
Huang Hsiang Construction Corp.	61,039	80,403
Hung Sheng Construction Ltd.	134,408	79,019
KEE TAI Properties Co. Ltd.	141,788	49,290
Kindom Development Co. Ltd.	85,599	115,235
Kuoyang Construction Co. Ltd.	104,143	102,931
O-Bank No1 Real Estate Investment Trust REIT	22,357	7,239
Prince Housing & Development Corp.	334,611	116,891
Radium Life Tech Co. Ltd.	175,672	62,266
Ruentex Development Co. Ltd.	271,714	400,049
Shin Kong No.1 REIT	315,801	213,429
Shining Building Business Co. Ltd.*	120,952	41,428
Sinyi Realty, Inc.	101,653	101,682
Taiwan Land Development Corp.*	243,531	64,905

(Cost $2,649,063)		3,072,070

Thailand - 1.9%
Amata Corp. PCL, NVDR	226,200	95,938
Ananda Development PCL, NVDR	455,700	21,378
AP Thailand PCL, NVDR	703,200	142,346
Asset World Corp. PCL, NVDR	1,666,300	212,019
Bangkok Land PCL, NVDR	4,023,800	127,996
Central Pattana PCL, NVDR	933,700	1,410,038
CPN Retail Growth Leasehold REIT	460,800	356,825
Frasers Property Thailand Industrial Freehold & Leasehold REIT	497,200	238,036
Frasers Property Thailand PCL, NVDR	165,425	56,342
Golden Ventures Leasehold Real Estate Investment Trust REIT	12,700	5,264
Grand Canal Land PCL, NVDR*	492,800	34,519
IMPACT Growth Real Estate Investment Trust REIT	169,000	99,915
Land & Houses PCL, NVDR	2,183,900	519,266
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	3,572
LPN Development PCL, NVDR	412,200	65,692
MBK PCL, NVDR	270,400	108,603
Noble Development PCL, NVDR	63,500	24,484
Origin Property PCL, NVDR*	303,800	72,235
Platinum Group PCL, NVDR	521,100	43,533
Principal Capital PCL, NVDR*	498,900	45,205
Property Perfect PCL, NVDR	2,676,030	31,814
Pruksa Holding PCL, NVDR	238,700	88,968
Quality Houses PCL, NVDR	2,432,800	173,534
Sansiri PCL, NVDR	4,775,400	112,010
SC Asset Corp. PCL, NVDR	498,900	36,549
Siam Future Development PCL, NVDR	368,540	52,813
Singha Estate PCL, NVDR	1,006,100	46,551
Supalai PCL, NVDR	412,300	222,561
U City PCL, NVDR*	836,000	37,069

Univentures PCL, NVDR	173,600	16,065
WHA Corp. PCL, NVDR	3,046,700	313,260
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	433,900	207,731

(Cost $5,992,621)		5,022,131

Turkey - 0.1%
AKIS Gayrimenkul Yatirimi AS REIT*	61,885	22,453
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	13,226	25,287
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	543,573	130,003
Is Gayrimenkul Yatirim Ortakligi AS REIT*	178,381	40,481
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	56,702	27,661
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	80,528	32,938
Yeni Gimat Gayrimenkul Ortakligi AS	39,330	64,294

(Cost $332,853)		343,117

United Kingdom - 6.4%
Assura PLC REIT	741,436	804,124
Big Yellow Group PLC REIT	48,612	697,755
British Land Co. PLC REIT	249,137	1,219,910
Capital & Counties Properties PLC REIT	187,119	324,203
Derwent London PLC REIT	29,867	1,130,930
Empiric Student Property PLC REIT	180,605	169,275
Grainger PLC	188,910	791,706
Great Portland Estates PLC REIT	66,780	539,710
Hammerson PLC REIT*(a)	217,143	140,807
Land Securities Group PLC REIT	198,693	1,537,978
LondonMetric Property PLC REIT	255,055	808,686
LXI REIT PLC REIT	137,754	209,162
Primary Health Properties PLC REIT	337,884	689,473
Safestore Holdings PLC REIT	60,054	630,007
Savills PLC	39,504	431,614
Segro PLC REIT	309,235	3,945,072
Shaftesbury PLC REIT	46,535	329,610
St. Modwen Properties PLC	58,139	252,219
Tritax Big Box REIT PLC REIT	476,812	994,670
UNITE Group PLC REIT	83,785	1,085,380
Workspace Group PLC REIT	37,199	280,666

(Cost $17,041,445)		17,012,957

United States - 0.0%
Eagle Hospitality Trust*(c)
(Cost $94,982)	173,500	23,770

TOTAL COMMON STOCKS (Cost $278,447,331)		263,330,901

PREFERRED STOCKS - 0.1%
Sweden - 0.1%
Klovern AB (Cost $172,144)	4,990	189,187

RIGHTS - 0.0%
Hong Kong - 0.0%
Langham Hospitality Investments and Langham Hospitality Investments Ltd.*, expires 9/10/20
(Cost $0)	57,476	74

Thailand — 0.0%
CPN Retail Growth Leasehold REIT*, expires 12/31/20(c)	136	0
CPN Retail Growth Leasehold REIT*, expires 12/31/20(c)	73,128	0

(Cost $0)		0

TOTAL RIGHTS
(Cost $0)		74

WARRANTS - 0.0%
Malaysia - 0.0%
Paramount Corp. Bhd*, expires 7/28/24 (Cost $0)	7,840	188

EXCHANGE-TRADED FUNDS - 0.3%
iShares Global REIT ETF(a)	11,000	240,460
Vanguard Global ex-U.S. Real Estate ETF	11,500	571,550

TOTAL EXCHANGE-TRADED FUNDS (Cost $785,740)		812,010

SECURITIES LENDING COLLATERAL - 4.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e) (Cost $11,766,520)	11,766,520	11,766,520

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d) (Cost $520,540)	520,540	520,540

TOTAL INVESTMENTS - 103.7% (Cost $291,692,275)		$276,619,420
Other assets and liabilities, net - (3.7%)		(9,828,325)

NET ASSETS - 100.0%		$266,791,095

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 4.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d) (e)
8,505,313	3,261,207(f)	—	—	—	870	—	11,766,520	11,766,520
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
643,631	8,201,414	(8,324,505)	—	—	192	—	520,540	520,540

9,148,944	11,462,621	(8,324,505)	—	—	1,062	—	12,287,060	12,287,060

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $15,791,300, which is 5.9% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,194,411.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$88,980,424	33.8%
Diversified	44,767,534	17.0
Real Estate Management/Services	42,437,880	16.1
Warehouse/Industry	23,365,524	8.9
Shopping Centers	20,715,132	7.9
Office Property	18,014,041	6.8
Apartments	9,300,084	3.5
Other	15,939,731	6.0

Total	$263,520,350	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
MINI TPX Index Futures	JPY	43	$637,355	$655,269	9/10/2020	$17,914
EURO STOXX 50 Futures	EUR	13	505,001	507,621	9/18/2020	2,620
E-Mini S&P 500 Futures	USD	2	306,200	349,890	9/18/2020	43,690
MINI HSI Index Futures	HKD	17	558,857	550,022	9/29/2020	(8,835)

Total net unrealized appreciation						$55,389

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$263,303,504	$—	$27,397	$263,330,901
Preferred Stocks	189,187	—	—	189,187
Rights(h)	74	—	0	74
Warrants	188	—	—	188
Exchange-Traded Funds	812,010	—	—	812,010
Short-Term Investments(h)	12,287,060	—	—	12,287,060
Derivatives(i)
Futures Contracts	64,224	—	—	64,224

TOTAL	$276,656,247	$—	$27,397	$276,683,644

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(8,835)	$—	$—	$(8,835)

TOTAL	$(8,835)	$—	$—	$(8,835)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2020, the amount of transfers from Level 1 to Level 3 was $14,730 and from Level 3 to Level 1 was $18,929. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.